Janus Henderson VIT Flexible Bond Portfolio

Schedule of Investments (unaudited)

March 31, 2021

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 17.4%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 0.9860%, 9/15/34 (144A)‡	$629,029	$629,203
Affirm Asset Securitization Trust 2020-Z2 A, 1.9000%, 1/15/25 (144A)	413,080	416,441
Affirm Asset Securitization Trust 2021-A A, 0.8800%, 8/15/25 (144A)	723,000	723,290
Angel Oak Mortgage Trust I LLC 2018-2,
ICE LIBOR USD 12 Month + 0.7600%, 3.6740%, 7/27/48 (144A)‡	106,305	106,917
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	377,168	379,966
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	364,215	367,343
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	573,965	579,758
Angel Oak Mortgage Trust I LLC2020-2,
ICE LIBOR USD 12 Month + 2.2000%, 2.5310%, 1/26/65 (144A)‡	621,867	625,155
Arbys Funding LLC 2020-1A, 3.2370%, 7/30/50 (144A)	1,795,975	1,792,085
Arroyo Mortgage Trust 2018-1,
ICE LIBOR USD 12 Month + 0.8500%, 3.7630%, 4/25/48 (144A)‡	265,645	266,130
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	260,123	295,143
Bank 2019-BN17, 3.7140%, 4/15/52	569,676	627,248
Bank 2019-BN18, 3.5840%, 5/15/62	978,130	1,069,626
Bank 2019-BN20, 3.0110%, 9/15/62	466,163	489,033
Bank 2019-BN23, 2.9200%, 12/15/52	838,600	875,846
Bank 2019-BNK24, 2.9600%, 11/15/62	236,800	247,931
Barclays Comercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	1,447,000	1,615,381
Barclays Comercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.8500%, 0.9560%, 8/15/36 (144A)‡	443,000	442,733
Benchmark Mortgage Trust 2020-B16, 2.7320%, 2/15/53	565,000	581,776
BVRT Financing Trust, 1.8560%, 7/10/32‡	529,572	529,572
BVRT Financing Trust 2021-1F M1, 1.6100%, 7/1/33‡	679,000	679,000
BVRT Financing Trust 2021-CRT1 M2, 2.3560%, 1/10/33‡	662,000	662,000
BVRT Financing Trust 2021-CRT2 M1, 1.8560%, 11/10/32‡	1,043,743	1,043,743
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 0.8560%, 11/15/35 (144A)‡	752,752	752,673
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.0260%, 10/15/36 (144A)‡	1,300,727	1,301,911
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 1.1860%, 10/15/36 (144A)‡	216,318	216,396
BX Commercial Mortgage Trust 2020-FOX A,
ICE LIBOR USD 1 Month + 1.0000%, 1.1060%, 11/15/32 (144A)‡	1,788,000	1,790,736
BX Commercial Mortgage Trust 2020-FOX B,
ICE LIBOR USD 1 Month + 1.3500%, 1.4560%, 11/15/32 (144A)‡	320,000	320,575
BX Commercial Mortgage Trust 2020-FOX C,
ICE LIBOR USD 1 Month + 1.5500%, 1.6560%, 11/15/32 (144A)‡	320,000	320,689
BX Commercial Mortgage Trust 2021-LBA AJV,
ICE LIBOR USD 1 Month + 0.8000%, 0.9060%, 2/15/36 (144A)‡	848,000	847,796
BX Commercial Mortgage Trust 2021-LBA AV,
ICE LIBOR USD 1 Month + 0.8000%, 0.9060%, 2/15/36 (144A)‡	964,000	963,321
BX Trust 2019-OC11, 3.2020%, 12/9/41 (144A)	614,000	643,652
BX Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	309,000	329,828
BX Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	614,000	647,716
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)‡	920,000	945,935
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	696,000	749,058
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	1,202,000	1,197,611
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	441,000	439,675
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	1,206,666	1,206,240
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 1.0060%, 11/15/37 (144A)‡	1,740,876	1,742,256
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 1.4060%, 11/15/37 (144A)‡	774,597	775,478
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 1.7560%, 11/15/37 (144A)‡	777,546	778,261
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	309,095	312,487
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	326,608	326,881
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 5.0086%, 11/25/24‡	78,947	79,858
Connecticut Avenue Securities Trust 2015-C02 1M2,
ICE LIBOR USD 1 Month + 4.0000%, 4.1086%, 5/25/25‡	251,042	251,042

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Connecticut Avenue Securities Trust 2016-C03,
ICE LIBOR USD 1 Month + 5.9000%, 6.0086%, 10/25/28‡	$141,605	$149,588
Connecticut Avenue Securities Trust 2016-C04,
ICE LIBOR USD 1 Month + 4.2500%, 4.3586%, 1/25/29‡	350,443	364,637
Connecticut Avenue Securities Trust 2016-C06 1M2,
ICE LIBOR USD 1 Month + 4.2500%, 4.3586%, 4/25/29‡	398,449	412,993
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 3.6586%, 7/25/29‡	620,520	636,728
Connecticut Avenue Securities Trust 2017-C04 2M2C,
ICE LIBOR USD 1 Month + 2.8500%, 2.9586%, 11/25/29‡	771,000	775,088
Connecticut Avenue Securities Trust 2017-C05 1M2,
ICE LIBOR USD 1 Month + 2.2000%, 2.3086%, 1/25/30‡	873,029	881,307
Connecticut Avenue Securities Trust 2017-C06 1M2,
ICE LIBOR USD 1 Month + 2.6500%, 2.7586%, 2/25/30‡	745,511	751,537
Connecticut Avenue Securities Trust 2017-C07 1M2,
ICE LIBOR USD 1 Month + 2.4000%, 2.5086%, 5/25/30‡	850,594	851,637
Connecticut Avenue Securities Trust 2018-C01 1M2C,
ICE LIBOR USD 1 Month + 2.2500%, 2.3586%, 7/25/30‡	507,119	502,228
Connecticut Avenue Securities Trust 2018-C03 1M2,
ICE LIBOR USD 1 Month + 2.1500%, 2.2586%, 10/25/30‡	865,029	861,240
Connecticut Avenue Securities Trust 2018-C05,
ICE LIBOR USD 1 Month + 2.3500%, 2.4586%, 1/25/31‡	661,297	660,739
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 2.5086%, 4/25/31 (144A)‡	271,228	271,601
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.4086%, 8/25/31 (144A)‡	817,673	818,623
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.2586%, 9/25/31 (144A)‡	714,203	715,833
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 2.2086%, 6/25/39 (144A)‡	661,342	662,644
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.1086%, 7/25/39 (144A)‡	656,431	657,610
Connecticut Avenue Securities Trust 2019-R06,
ICE LIBOR USD 1 Month + 2.1000%, 2.2086%, 9/25/39 (144A)‡	529,368	529,870
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 2.2086%, 10/25/39 (144A)‡	917,520	917,986
Connecticut Avenue Securities Trust 2020-R01,
ICE LIBOR USD 1 Month + 0.8000%, 0.9086%, 1/25/40 (144A)‡	19,182	19,182
Connecticut Avenue Securities Trust 2020-R01 1M2,
ICE LIBOR USD 1 Month + 2.0500%, 2.1586%, 1/25/40 (144A)‡	720,557	719,421
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.1086%, 1/25/40 (144A)‡	1,522,717	1,518,236
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 0.9300%, 1.0360%, 11/15/36 (144A)‡	552,036	552,435
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	563,000	567,993
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 1.0860%, 5/15/36 (144A)‡	1,570,000	1,570,732
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 1.5360%, 5/15/36 (144A)‡	831,000	831,350
Credit Suisse Commercial Mortgage Trust 2020-UNFI, 4.1682%, 12/6/22‡	453,000	452,454
DB Master Finance LLC 2019-1A A23, 4.3520%, 5/20/49 (144A)	458,025	491,009
DB Master Finance LLC 2019-1A A2I, 3.7870%, 5/20/49 (144A)	572,285	581,610
DB Master Finance LLC 2019-1A A2II, 4.0210%, 5/20/49 (144A)	231,475	243,296
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	229,890	229,890
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	360,840	384,383
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	1,068,408	1,120,436
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	555,220	595,048
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A)	1,985,940	2,074,434
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	1,590,000	1,632,171
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	1,400,000	1,447,634
Drive Auto Receivables Trust 2017-3, 3.5300%, 12/15/23 (144A)	78,649	79,581
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	226,953	228,362
Exeter Automobile Receivables Trust 2018-1A C, 3.0300%, 1/17/23 (144A)	20,874	20,888
Exeter Automobile Receivables Trust 2021-1A C, 0.7400%, 1/15/26	181,000	180,079
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	580,000	574,815
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.1086%, 7/25/25‡	476,374	487,309
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 5.8086%, 4/25/28‡	309,436	327,415
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 2.1086%, 3/25/31‡	1,091,520	1,086,626
Fannie Mae REMICS, 3.0000%, 5/25/48	1,508,843	1,603,181
Fannie Mae REMICS, 3.0000%, 11/25/49	1,769,912	1,872,909
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3,
ICE LIBOR USD 1 Month + 5.5500%, 5.6586%, 7/25/28‡	379,612	398,470

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA2 M2,
ICE LIBOR USD 1 Month + 2.1500%, 2.2586%, 12/25/30 (144A)‡	$550,000	$548,619
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 2.0586%, 10/25/49 (144A)‡	192,490	192,179
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA1 M2,
ICE LIBOR USD 1 Month + 1.7000%, 1.8086%, 1/25/50 (144A)‡	1,009,878	1,005,705
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 2.0167%, 12/25/50 (144A)‡	910,000	906,025
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 M2,
ICE LIBOR USD 1 Month + 3.1500%, 3.2586%, 9/25/50 (144A)‡	500,000	503,658
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 2.6167%, 11/25/50 (144A)‡	1,481,000	1,487,478
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 2.3167%, 8/25/33 (144A)‡	787,000	787,315
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 2.2667%, 8/25/33 (144A)‡	694,000	687,046
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.1400%, 12/15/36 (144A)‡	293,000	292,909
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 1.4400%, 12/15/36 (144A)‡	328,000	326,245
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 1.7390%, 12/15/36 (144A)‡	365,000	361,470
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	371,605	419,244
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	618,450	691,747
GS Mortgage Securities Trust 2020-GC45, 2.9106%, 2/13/53	580,000	606,001
GS Mortgage Securities Trust 2020-GC47, 2.3772%, 5/12/53	663,000	664,381
Jack in the Box Funding LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	1,182,068	1,263,859
Jack in the Box Funding LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	1,182,068	1,211,295
Jack in the Box Funding LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	1,182,068	1,233,893
Life Financial Services Trust 2021-BMR A,
ICE LIBOR USD 1 Month + 0.7000%, 0.8060%, 3/15/38 (144A)‡	2,198,000	2,198,841
Life Financial Services Trust 2021-BMR C,
ICE LIBOR USD 1 Month + 1.1000%, 1.2060%, 3/15/38 (144A)‡	1,052,000	1,052,547
Mercury Financial Credit Card Master Trust 2021-1A A,
1.5400%, 3/20/26 (144A)	985,000	984,113
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	594,000	623,913
Morgan Stanley Capital I Trust 2019-H6, 3.4170%, 6/15/52	324,754	350,014
Morgan Stanley Capital I Trust 2015-UBS8, 3.8090%, 12/15/48	447,000	489,187
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	590,372	666,875
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	883,008	1,003,792
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	374,816	402,162
Newday Funding Master Issuer PLC 2021-1A A2,
SOFR + 1.1000%, 1.1500%, 3/15/29 (144A)‡	693,000	695,652
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	381,053	384,966
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	767,512	771,199
Oak Street Investment Grade Net Lease Fund 2020-1A A5,
3.3900%, 11/20/50 (144A)	1,082,000	1,104,387
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	254,000	258,475
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	252,000	256,707
Planet Fitness Master Issuer LLC 2018-1A, 4.2620%, 9/5/48 (144A)	552,825	562,870
Planet Fitness Master Issuer LLC 2019-1A, 3.8580%, 12/5/49 (144A)	947,013	893,379
Preston Ridge Partners Mortgage Trust 2020-1A, 2.9810%, 2/25/25 (144A)Ç	235,916	238,206
Preston Ridge Partners Mortgage Trust 2020-3, 2.8570%, 9/25/25 (144A)Ç	1,136,379	1,146,421
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	707,420	710,663
Preston Ridge Partners Mortgage Trust 2020-5 A1, 3.1040%, 11/25/25 (144A)Ç	377,170	378,231
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	1,414,000	1,431,854
Santander Drive Auto Receivables Trust 2021-1 D, 1.1300%, 11/16/26	2,418,000	2,401,206
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	184,491	187,211
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	127,859	129,310
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	254,532	256,454
Spruce Hill Mortgage Loan Trust 2020-SH2, 3.4070%, 6/25/55 (144A)‡	832,517	840,709
Taco Bell Funding LLC 2016-1A A23, 4.9700%, 5/25/46 (144A)	605,413	653,154
Taco Bell Funding LLC 2018-1A A2I, 4.3180%, 11/25/48 (144A)	596,275	598,993
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48 (144A)	507,323	549,000
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26 (144A)	610,000	611,364
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	1,453,000	1,451,678
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	634,000	612,429
VCAT Asset Securitization LLC 2020-NPL1, 3.6710%, 8/25/50 (144A)Ç	387,787	394,165
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	346,135	345,935

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
ICE LIBOR USD 1 Month + 1.1500%, 1.2560%, 2/15/40 (144A)‡	$479,000	$480,205
Wendy's Funding LLC, 3.5730%, 3/15/48 (144A)	384,098	398,346
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	104,490	109,679
Wendy's Funding LLC, 3.7830%, 6/15/49 (144A)	554,393	586,405
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	637,000	659,694
Wingstop Funding LLC 2020-1A A2, 2.8410%, 12/5/50 (144A)	915,000	924,126
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $106,099,034)		107,282,219
Bank Loans and Mezzanine Loans– 0.6%
Basic Industry – 0.2%
Alpha 3 BV, ICE LIBOR USD 1 Month + 2.5000%, 3.0000%, 3/18/28ƒ,‡	1,140,000	1,135,725
Consumer Non-Cyclical – 0.4%
Elanco Animal Health Inc, ICE LIBOR USD 1 Month + 1.7500%, 1.8651%, 8/1/27‡	2,483,337	2,448,744
Total Bank Loans and Mezzanine Loans (cost $3,617,663)		3,584,469
Corporate Bonds– 40.9%
Banking – 7.7%
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0600%, 3.5590%, 4/23/27‡	1,129,000	1,228,547
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	1,965,000	2,149,307
Bank of America Corp, SOFR + 2.1500%, 2.5920%, 4/29/31‡	1,748,000	1,744,351
Bank of America Corp, ICE LIBOR USD 3 Month + 3.1350%, 5.2000%‡,µ	522,000	545,490
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	1,230,000	1,361,364
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	2,095,000	2,269,828
BNP Paribas SA, ICE LIBOR USD 3 Month + 2.2350%, 4.7050%, 1/10/25 (144A)‡	835,000	918,024
BNP Paribas SA, ICE LIBOR USD 3 Month + 1.1110%, 2.8190%, 11/19/25 (144A)‡	567,000	596,856
BNP Paribas SA,
US Treasury Yield Curve Rate 5 Year + 2.0500%, 2.5880%, 8/12/35 (144A)‡	1,945,000	1,829,274
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	1,461,000	1,605,907
Citigroup Inc, SOFR + 1.4220%, 2.9760%, 11/5/30‡	535,000	553,290
Citigroup Inc, ICE LIBOR USD 3 Month + 4.0680%, 5.9500%‡,µ	1,238,000	1,298,824
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4660%, 5.3500%‡,#,µ	636,000	654,285
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4230%, 6.3000%‡,µ	145,000	154,035
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	614,000	661,585
Citigroup Inc, SOFR + 3.8130%, 5.0000%‡,µ	661,000	681,028
Citizens Financial Group Inc, 2.6380%, 9/30/32 (144A)	949,000	908,668
Credit Agricole SA, 4.3750%, 3/17/25 (144A)	771,000	846,178
Credit Agricole SA, 3.2500%, 1/14/30 (144A)	1,189,000	1,222,306
Credit Agricole SA/London, SOFR + 1.6760%, 1.9070%, 6/16/26 (144A)‡	261,000	264,619
Credit Suisse Group AG,
US Treasury Yield Curve Rate 5 Year + 3.5540%, 4.5000% (144A)‡,µ	1,571,000	1,472,812
Goldman Sachs Group Inc, 3.5000%, 4/1/25	1,682,000	1,822,300
Goldman Sachs Group Inc,
US Treasury Yield Curve Rate 5 Year + 3.2240%, 4.9500%‡,µ	435,000	460,143
HSBC Holdings PLC, SOFR + 1.5380%, 1.6450%, 4/18/26‡	1,415,000	1,415,868
HSBC Holdings PLC, SOFR + 1.2900%, 1.5890%, 5/24/27‡	1,873,000	1,843,257
JPMorgan Chase & Co, SOFR + 1.8500%, 2.0830%, 4/22/26‡	601,000	617,266
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	1,662,000	1,838,101
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	3,058,000	3,114,546
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%, 7/31/69‡	522,000	539,618
JPMorgan Chase & Co, SOFR + 3.1250%, 4.6000%, 1/23/70‡	551,000	557,199
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	1,777,000	1,836,054
Morgan Stanley, 3.9500%, 4/23/27	1,799,000	1,990,729
Morgan Stanley, SOFR + 1.0340%, 1.7940%, 2/13/32‡	1,442,000	1,345,903
Natwest Group PLC,
US Treasury Yield Curve Rate 5 Year + 2.3500%, 3.0320%, 11/28/35‡	1,418,000	1,352,885
SVB Financial Group, 3.1250%, 6/5/30	1,943,000	2,018,227
SVB Financial Group, 1.8000%, 2/2/31	659,000	607,610
SVB Financial Group,
US Treasury Yield Curve Rate 10 Year + 3.0640%, 4.1000%‡,µ	1,669,000	1,673,172
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	1,432,000	1,358,825
		47,358,281
Basic Industry – 1.2%
Axalta Coating Systems Ltd, 3.3750%, 2/15/29 (144A)	1,996,000	1,946,499
Constellium NV, 5.7500%, 5/15/24 (144A)	847,000	857,588
Element Solutions Inc, 3.8750%, 9/1/28 (144A)	1,501,000	1,481,112
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	900,000	911,295
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	1,847,000	1,969,795
		7,166,289
Brokerage – 0.8%
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	2,750,000	3,037,842

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Brokerage– (continued)
Charles Schwab Corp,
US Treasury Yield Curve Rate 10 Year + 3.0790%, 4.0000%‡,µ	$1,115,000	$1,096,045
Raymond James Financial Inc, 5.6250%, 4/1/24	516,000	589,544
		4,723,431
Capital Goods – 2.2%
Boeing Co, 4.5080%, 5/1/23	1,379,000	1,476,059
Boeing Co, 4.8750%, 5/1/25	1,023,000	1,139,057
Boeing Co, 2.1960%, 2/4/26	519,000	517,391
Boeing Co, 3.2500%, 2/1/28	554,000	573,036
Boeing Co, 3.6250%, 2/1/31	1,193,000	1,248,122
Boeing Co, 3.6000%, 5/1/34	1,447,000	1,447,076
Boeing Co, 3.9500%, 8/1/59	726,000	697,911
General Electric Co, 6.7500%, 3/15/32	464,000	621,466
TransDigm Inc, 4.6250%, 1/15/29 (144A)	2,438,000	2,403,990
Wabtec Corp, 4.4000%, 3/15/24	558,000	606,689
Wabtec Corp, 3.4500%, 11/15/26	861,000	927,943
Wabtec Corp, 4.9500%, 9/15/28	778,000	886,423
Westinghouse Air Brake Technologies Corp, 3.2000%, 6/15/25	1,183,000	1,251,525
		13,796,688
Communications – 5.0%
AT&T Inc, 3.5000%, 9/15/53 (144A)	436,000	402,923
AT&T Inc, 3.5500%, 9/15/55 (144A)	625,000	571,942
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31 (144A)	1,644,000	1,647,650
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 5/1/32 (144A)	2,596,000	2,628,450
CenturyLink Inc, 6.4500%, 6/15/21	928,000	934,728
CenturyLink Inc, 5.8000%, 3/15/22	516,000	534,112
Charter Communications Operating LLC / Charter Communications Operating
Capital, 6.4840%, 10/23/45	302,000	393,207
Charter Communications Operating LLC / Charter Communications Operating
Capital, 5.3750%, 5/1/47	242,000	280,914
Charter Communications Operating LLC / Charter Communications Operating
Capital, 4.8000%, 3/1/50	592,000	635,047
Charter Communications Operating LLC / Charter Communications Operating
Capital, 3.7000%, 4/1/51	613,000	573,342
Comcast Corp, 3.7500%, 4/1/40	184,000	201,886
Crown Castle International Corp, 3.6500%, 9/1/27	653,000	711,597
Crown Castle International Corp, 4.3000%, 2/15/29	276,000	309,372
Crown Castle International Corp, 3.1000%, 11/15/29	897,000	925,882
CSC Holdings LLC, 4.1250%, 12/1/30 (144A)	1,320,000	1,311,130
CSC Holdings LLC, 4.6250%, 12/1/30 (144A)	1,356,000	1,333,782
CSC Holdings LLC, 3.3750%, 2/15/31 (144A)	1,043,000	983,028
GCI LLC, 4.7500%, 10/15/28 (144A)	2,474,000	2,532,757
Level 3 Financing Inc, 3.8750%, 11/15/29 (144A)	1,152,000	1,213,920
Netflix Inc, 3.6250%, 6/15/25 (144A)	3,058,000	3,259,293
SBA Communications Corp, 3.1250%, 2/1/29 (144A)	1,451,000	1,394,629
Sirius XM Radio Inc, 4.1250%, 7/1/30 (144A)	1,837,000	1,839,113
T-Mobile USA Inc, 2.2500%, 2/15/26	699,000	704,026
T-Mobile USA Inc, 2.6250%, 2/15/29	1,755,000	1,704,175
T-Mobile USA Inc, 3.0000%, 2/15/41 (144A)	776,000	720,244
Verizon Communications Inc, 3.0000%, 3/22/27	471,000	503,981
Verizon Communications Inc, 2.1000%, 3/22/28	462,000	463,936
Verizon Communications Inc, 3.4000%, 3/22/41	554,000	562,413
Verizon Communications Inc, 4.8620%, 8/21/46	479,000	574,630
Verizon Communications Inc, 3.5500%, 3/22/51	781,000	779,904
		30,632,013
Consumer Cyclical – 4.7%
1011778 BC ULC / New Red Finance Inc, 4.0000%, 10/15/30 (144A)	2,758,000	2,661,470
Booking Holdings Inc, 4.1000%, 4/13/25	2,604,000	2,901,574
Choice Hotels International Inc, 3.7000%, 12/1/29	1,179,000	1,235,545
Choice Hotels International Inc, 3.7000%, 1/15/31	315,000	331,204
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	1,500,000	1,523,371
Ford Motor Credit Co LLC, 3.3750%, 11/13/25	2,130,000	2,166,210
Ford Motor Credit Co LLC, 4.0000%, 11/13/30	901,000	893,783
General Motors Co, 4.2000%, 10/1/27	438,000	480,686
General Motors Co, 5.0000%, 10/1/28	1,113,000	1,275,507
General Motors Co, 5.4000%, 4/1/48	464,000	550,040
General Motors Financial Co Inc, 4.3500%, 4/9/25	319,000	349,885
General Motors Financial Co Inc, 4.3000%, 7/13/25	276,000	303,493
General Motors Financial Co Inc, 4.3500%, 1/17/27	748,000	830,661
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	440,000	493,275
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	1,083,000	1,216,047
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	90,000	100,886
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	1,539,000	1,600,945

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Cyclical– (continued)
GoDaddy Operating Co LLC / GD Finance Co Inc, 3.5000%, 3/1/29 (144A)	$1,967,000	$1,932,577
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	1,034,000	1,089,191
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	1,793,000	2,007,622
IHS Markit Ltd, 4.0000%, 3/1/26 (144A)	559,000	615,739
MDC Holdings Inc, 5.5000%, 1/15/24	1,101,000	1,213,852
MGM Resorts International, 7.7500%, 3/15/22	281,000	296,005
Nordstrom Inc, 4.3750%, 4/1/30#	1,033,000	1,057,519
Service Corp International/US, 3.3750%, 8/15/30	550,000	536,828
Yum! Brands Inc, 4.6250%, 1/31/32	1,394,000	1,421,887
		29,085,802
Consumer Non-Cyclical – 4.4%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc,
4.9000%, 2/1/46	1,440,000	1,720,143
Anheuser-Busch InBev Worldwide Inc, 4.3500%, 6/1/40	735,000	830,987
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	1,527,000	1,618,620
Avantor Funding Inc, 4.6250%, 7/15/28 (144A)	992,000	1,036,005
Catalent Pharma Solutions Inc, 3.1250%, 2/15/29 (144A)	346,000	332,160
Coca-Cola Femsa SAB de CV, 2.7500%, 1/22/30	691,000	693,875
CVS Health Corp, 4.2500%, 4/1/50	169,000	189,703
DaVita Inc, 4.6250%, 6/1/30 (144A)	1,081,000	1,101,388
DaVita Inc, 3.7500%, 2/15/31 (144A)	1,438,000	1,371,464
Elanco Animal Health Inc, 5.2720%, 8/28/23	1,085,000	1,167,731
Hasbro Inc, 3.9000%, 11/19/29	2,398,000	2,578,954
Hasbro Inc, 6.3500%, 3/15/40	214,000	273,472
Hasbro Inc, 5.1000%, 5/15/44	1,316,000	1,463,854
HCA Inc, 5.3750%, 2/1/25	573,000	639,190
HCA Inc, 3.5000%, 9/1/30	880,000	887,453
HCA Inc, 5.5000%, 6/15/47	267,000	332,093
HCA Inc, 5.2500%, 6/15/49	401,000	490,691
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	657,000	719,415
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	1,396,000	1,576,782
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	1,361,000	1,506,280
Kraft Heinz Foods Co, 5.0000%, 6/4/42	753,000	847,427
Kraft Heinz Foods Co, 4.3750%, 6/1/46	217,000	226,845
Kraft Heinz Foods Co, 4.8750%, 10/1/49	507,000	568,658
Pilgrim's Pride Corp, 4.2500%, 4/15/31 (144A)	2,266,000	2,257,457
Royalty Pharma PLC, 1.7500%, 9/2/27 (144A)	524,000	508,851
Royalty Pharma PLC, 3.5500%, 9/2/50 (144A)	1,011,000	963,432
Sysco Corp, 6.6000%, 4/1/40	428,000	597,073
Sysco Corp, 6.6000%, 4/1/50	408,000	589,303
		27,089,306
Electric – 2.0%
Ameren Corp, 3.5000%, 1/15/31	1,148,000	1,218,317
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	1,249,000	1,348,920
Dominion Energy Inc, 3.3750%, 4/1/30	898,000	956,118
East Ohio Gas Co/The, 2.0000%, 6/15/30 (144A)	148,000	142,403
IPALCO Enterprises Inc, 4.2500%, 5/1/30 (144A)	2,653,000	2,890,071
NextEra Energy Capital Holdings Inc, 2.7500%, 5/1/25	596,000	629,820
NRG Energy Inc, 7.2500%, 5/15/26	2,024,000	2,104,960
NRG Energy Inc, 6.6250%, 1/15/27	758,000	788,320
NRG Energy Inc, 3.3750%, 2/15/29 (144A)	1,246,000	1,216,407
NRG Energy Inc, 3.6250%, 2/15/31 (144A)	1,408,000	1,372,800
		12,668,136
Energy – 2.4%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29	1,348,000	1,420,736
Cheniere Energy Inc, 4.6250%, 10/15/28 (144A)	2,763,000	2,869,486
Cheniere Energy Partners LP, 4.0000%, 3/1/31 (144A)	931,000	947,293
Continental Resources Inc, 5.7500%, 1/15/31 (144A)	1,432,000	1,617,960
Energy Transfer Operating LP, 5.8750%, 1/15/24	763,000	849,352
Energy Transfer Operating LP, 5.5000%, 6/1/27	106,000	122,242
Energy Transfer Operating LP, 4.9500%, 6/15/28	172,000	192,478
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	1,974,000	1,995,714
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	378,000	422,633
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	2,001,000	2,077,043
ONEOK Inc, 5.8500%, 1/15/26	344,000	402,709
ONEOK Inc, 6.3500%, 1/15/31	736,000	924,124
ONEOK Inc, 7.1500%, 1/15/51	192,000	258,873
Transcontinental Gas Pipe Line Co LLC, 3.9500%, 5/15/50	665,000	679,781
		14,780,424

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Finance Companies – 0.4%
Quicken Loans LLC, 3.6250%, 3/1/29 (144A)	$1,146,000	$1,103,025
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	1,675,000	1,612,187
		2,715,212
Financial Institutions – 0.2%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	1,319,000	1,381,206
Industrial Conglomerates – 0.3%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 3.5139%‡,µ	1,723,000	1,628,235
Information Technology Services – 0.2%
Booz Allen Hamilton Inc, 3.8750%, 9/1/28 (144A)	1,412,000	1,419,413
Insurance – 2.1%
Brown & Brown Inc, 4.5000%, 3/15/29	837,000	940,264
Brown & Brown Inc, 2.3750%, 3/15/31	142,000	136,522
Centene Corp, 4.2500%, 12/15/27	1,501,000	1,578,866
Centene Corp, 4.6250%, 12/15/29	2,256,000	2,441,680
Centene Corp, 3.3750%, 2/15/30	299,000	301,802
Centene Corp, 3.0000%, 10/15/30	2,329,000	2,325,134
Molina Healthcare Inc, 4.3750%, 6/15/28 (144A)	3,025,000	3,112,604
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡	1,989,000	2,011,277
		12,848,149
Real Estate Investment Trusts (REITs) – 1.5%
Agree LP, 2.9000%, 10/1/30	1,823,000	1,836,087
Lexington Realty Trust, 2.7000%, 9/15/30	1,694,000	1,653,476
MPT Operating Partnership LP/MPT Finance Corp, 3.5000%, 3/15/31	1,593,000	1,563,243
Omega Healthcare Investors Inc, 3.2500%, 4/15/33	3,022,000	2,895,062
Rexford Industrial Realty Inc, 2.1250%, 12/1/30	1,405,000	1,313,131
		9,260,999
Technology – 5.8%
Broadcom Inc, 4.1500%, 11/15/30	1,419,000	1,531,612
Broadcom Inc, 4.3000%, 11/15/32	921,000	1,002,726
Broadcom Inc, 3.5000%, 2/15/41 (144A)	1,494,000	1,430,869
Broadcom Inc, 3.7500%, 2/15/51 (144A)	1,275,000	1,219,175
Cadence Design Systems Inc, 4.3750%, 10/15/24	2,887,000	3,203,271
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	1,475,000	1,442,105
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	1,433,000	1,401,044
Equifax Inc, 2.6000%, 12/15/25	1,325,000	1,388,994
Gartner Inc, 3.7500%, 10/1/30 (144A)	268,000	265,784
Global Payments Inc, 3.2000%, 8/15/29	389,000	409,699
Marvell Technology Group Ltd, 4.2000%, 6/22/23	619,000	662,321
Marvell Technology Group Ltd, 4.8750%, 6/22/28	1,064,000	1,219,664
Microchip Technology Inc, 2.6700%, 9/1/23 (144A)	1,729,000	1,800,636
Microchip Technology Inc, 4.2500%, 9/1/25 (144A)	1,119,000	1,169,072
MSCI Inc, 3.6250%, 9/1/30 (144A)	975,000	991,429
MSCI Inc, 3.8750%, 2/15/31 (144A)	2,034,000	2,077,222
Qorvo Inc, 3.3750%, 4/1/31 (144A)	1,535,000	1,504,131
Sensata Technologies Inc, 3.7500%, 2/15/31 (144A)	1,281,000	1,262,989
SK Hynix Inc, 1.5000%, 1/19/26 (144A)	1,252,000	1,232,068
SK Hynix Inc, 2.3750%, 1/19/31 (144A)	872,000	824,560
Total System Services Inc, 4.8000%, 4/1/26	2,691,000	3,077,212
Trimble Inc, 4.7500%, 12/1/24	1,638,000	1,833,162
Trimble Inc, 4.9000%, 6/15/28	1,586,000	1,829,561
Twilio Inc, 3.6250%, 3/15/29	554,000	560,831
Twilio Inc, 3.8750%, 3/15/31	554,000	565,833
VMware Inc, 4.5000%, 5/15/25	730,000	814,199
VMware Inc, 4.6500%, 5/15/27	819,000	928,349
		35,648,518
Total Corporate Bonds (cost $245,703,807)		252,202,102
Inflation-Indexed Bonds– 4.2%
United States Treasury Inflation Indexed Bonds, 0.6250%, 4/15/23ÇÇ	20,161,600	21,450,052
United States Treasury Inflation Indexed Bonds, 0.1250%, 1/15/31ÇÇ	4,114,902	4,429,252
Total Inflation-Indexed Bonds (cost $25,892,503)		25,879,304
Mortgage-Backed Securities– 14.8%
Fannie Mae:
2.0000%, TBA, 15 Year Maturity	2,562,198	2,629,225
2.0000%, TBA, 30 Year Maturity	16,215,548	16,182,436
2.5000%, TBA, 15 Year Maturity	1,232,300	1,282,368
3.5000%, TBA, 30 Year Maturity	2,319,600	2,450,518
2.5000%, TBA, 30 Year Maturity	3,496,782	3,588,048
		26,132,595
Fannie Mae Pool:
3.0000%, 10/1/34	182,710	194,483
2.5000%, 11/1/34	251,261	263,260
3.0000%, 11/1/34	40,511	43,401

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
3.0000%, 12/1/34	$41,513	$44,408
6.0000%, 2/1/37	97,313	113,453
4.5000%, 11/1/42	71,313	79,889
3.0000%, 1/1/43	28,429	30,140
3.0000%, 2/1/43	35,525	37,896
3.0000%, 5/1/43	380,671	401,874
3.0000%, 5/1/43	205,934	220,207
5.0000%, 7/1/44	600,505	681,595
4.5000%, 10/1/44	164,417	183,784
4.5000%, 3/1/45	254,404	284,370
4.5000%, 6/1/45	143,370	160,282
3.5000%, 12/1/45	209,390	224,195
4.5000%, 2/1/46	258,006	289,034
3.5000%, 7/1/46	859,267	926,336
3.0000%, 9/1/46	647,550	686,058
3.0000%, 2/1/47	8,573,698	9,083,551
3.5000%, 3/1/47	180,216	192,959
3.5000%, 7/1/47	152,172	162,932
3.5000%, 8/1/47	294,350	312,113
3.5000%, 1/1/48	208,533	221,973
4.0000%, 1/1/48	1,445,127	1,562,075
3.0000%, 2/1/48	138,894	146,980
4.0000%, 3/1/48	537,456	580,460
3.0000%, 5/1/48	63,693	67,075
5.0000%, 5/1/48	154,160	170,638
3.5000%, 7/1/48	4,356,433	4,646,792
3.0000%, 11/1/48	1,426,003	1,499,318
3.0000%, 8/1/49	253,430	267,933
3.0000%, 9/1/49	61,031	64,060
2.5000%, 1/1/50	157,417	162,188
2.5000%, 10/1/50	369,486	379,511
2.5000%, 1/1/51	865,747	888,438
3.5000%, 8/1/56	2,273,621	2,477,009
3.0000%, 2/1/57	1,517,833	1,631,588
3.0000%, 6/1/57	7,444	7,998
		29,390,256
Freddie Mac Gold Pool:
3.5000%, 1/1/47	127,401	138,279
Freddie Mac Pool:
3.0000%, 5/1/31	1,452,577	1,545,350
3.0000%, 9/1/32	294,993	314,565
3.0000%, 10/1/32	91,539	96,890
3.0000%, 1/1/33	164,153	175,044
2.5000%, 12/1/33	1,772,860	1,851,820
3.0000%, 10/1/34	353,894	377,740
3.0000%, 10/1/34	146,335	155,763
2.5000%, 11/1/34	210,195	220,246
2.5000%, 11/1/34	194,709	204,020
6.0000%, 4/1/40	153,269	179,048
3.5000%, 7/1/42	9,004	9,773
3.5000%, 8/1/42	12,344	13,399
3.5000%, 8/1/42	9,559	10,376
3.5000%, 2/1/43	406,479	442,590
3.0000%, 3/1/43	303,087	321,226
3.0000%, 6/1/43	26,880	27,821
3.5000%, 2/1/44	541,591	589,705
4.5000%, 5/1/44	129,341	144,584
3.0000%, 1/1/45	529,819	560,457
4.0000%, 2/1/46	433,092	480,450
3.5000%, 7/1/46	1,684,972	1,821,064
3.5000%, 7/1/46	374,909	399,561
3.0000%, 8/1/46	200,938	211,252
4.0000%, 3/1/47	116,362	127,250
3.0000%, 4/1/47	276,233	290,412
3.5000%, 11/1/47	542,538	578,127
3.5000%, 12/1/47	423,963	451,774
3.5000%, 2/1/48	215,449	229,433
3.5000%, 2/1/48	170,281	181,012
4.0000%, 4/1/48	425,978	460,826
4.5000%, 7/1/48	123,187	134,164
5.0000%, 9/1/48	56,539	62,785
3.0000%, 8/1/49	75,454	79,771
3.0000%, 12/1/49	243,899	253,751
3.0000%, 12/1/49	177,814	184,997

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
2.5000%, 1/1/50	$64,671	$66,631
3.0000%, 3/1/50	79,043	82,698
		13,336,375
Ginnie Mae:
2.0000%, TBA, 30 Year Maturity	10,811,000	10,912,191
2.5000%, TBA, 30 Year Maturity	2,582,319	2,664,127
		13,576,318
Ginnie Mae I Pool:
4.0000%, 1/15/45	1,697,008	1,881,224
4.5000%, 8/15/46	1,980,038	2,248,078
4.0000%, 8/15/47	160,286	174,426
4.0000%, 11/15/47	224,998	244,847
4.0000%, 12/15/47	309,247	336,528
		4,885,103
Ginnie Mae II Pool:
4.0000%, 8/20/47	196,522	214,300
4.0000%, 8/20/47	57,605	62,816
4.0000%, 8/20/47	33,207	36,579
4.5000%, 2/20/48	404,761	440,819
4.0000%, 5/20/48	505,822	543,788
4.5000%, 5/20/48	657,806	724,231
4.5000%, 5/20/48	107,069	117,880
4.0000%, 6/20/48	743,403	799,201
5.0000%, 8/20/48	721,596	787,905
		3,727,519
Total Mortgage-Backed Securities (cost $89,555,479)		91,186,445
United States Treasury Notes/Bonds– 18.0%
0.1250%, 2/28/23	408,000	407,745
0.3750%, 1/31/26	6,697,200	6,531,340
0.5000%, 2/28/26	29,728,000	29,157,599
1.1250%, 2/29/28	2,609,400	2,563,735
0.8750%, 11/15/30	10,825,500	10,011,896
1.1250%, 2/15/31#	25,534,500	24,126,113
1.1250%, 5/15/40	2,189,000	1,786,087
1.3750%, 11/15/40	3,035,000	2,581,647
1.8750%, 2/15/41	2,747,000	2,557,715
2.7500%, 8/15/42	9,057,400	9,715,477
1.3750%, 8/15/50	12,314,500	9,609,158
1.6250%, 11/15/50	14,833,700	12,360,644
Total United States Treasury Notes/Bonds (cost $116,336,034)		111,409,156
Preferred Stocks– 0.6%
Banks – 0.6%
First Republic Bank/CA, 4.1250%µ	73,250	1,831,250
Truist Financial Corp, 4.7500%µ	85,750	2,208,062
Total Preferred Stocks (cost $3,975,000)		4,039,312
Investment Companies– 10.0%
Money Markets – 10.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº,£((cost $61,503,195)	61,498,156	61,504,306
Investments Purchased with Cash Collateral from Securities Lending– 0.8%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	3,784,898	3,784,898
Time Deposits – 0.2%
Royal Bank of Canada, 0.0300%, 4/1/21	$943,970	943,970
Total Investments Purchased with Cash Collateral from Securities Lending (cost $4,728,868)		4,728,868
Total Investments (total cost $657,411,583) – 107.3%		661,816,181
Liabilities, net of Cash, Receivables and Other Assets – (7.3)%		(44,781,717)
Net Assets – 100%		$617,034,464

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$637,377,426	96.3%
United Kingdom	7,966,758	1.2
France	5,677,257	0.9
Canada	2,661,470	0.4
Belgium	2,551,130	0.4
South Korea	2,056,628	0.3
Switzerland	1,472,812	0.2
Australia	1,358,825	0.2
Mexico	693,875	0.1

Total	$661,816,181	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/21
Investment Companies - 10.0%
Money Markets - 10.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	$6,690	$200	$(200)	$61,504,306
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	5,382∆	-	-	3,784,898
Total Affiliated Investments - 10.6%	$12,072	$200	$(200)	$65,289,204

	Value at 12/31/20	Purchases	Sales Proceeds	Value at 3/31/21
Investment Companies - 10.0%
Money Markets - 10.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	33,622,864	88,797,802	(60,916,360)	61,504,306
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	113,710	49,760,955	(46,089,767)	3,784,898

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
5 Year US Treasury Note	7	7/6/21	$863,789	$(10,555)	$(1,148)
Ultra 10-Year Treasury Note	1	6/30/21	143,688	(5,055)	(344)
Total - Futures Purchased				(15,610)	(1,492)
Futures Sold:
2 Year US Treasury Note	1	7/6/21	(220,727)	219	47
Total				$(15,391)	$(1,445)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2021

Market Value
Futures contracts, purchased	$ 1,024,266
Futures contracts, sold	220,861

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2021 is $169,507,754, which represents 27.5% of net assets.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ÇÇ	Security is a U.S. Treasury Inflation-Protected Security (TIPS).

ºº	Rate shown is the 7-day yield as of March 31, 2021.

#	Loaned security; a portion of the security is on loan at March 31, 2021.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$107,282,219	$-
Bank Loans and Mezzanine Loans	-	3,584,469	-
Corporate Bonds	-	252,202,102	-
Inflation-Indexed Bonds	-	25,879,304	-
Mortgage-Backed Securities	-	91,186,445	-
United States Treasury Notes/Bonds	-	111,409,156	-
Preferred Stocks	-	4,039,312	-
Investment Companies	-	61,504,306	-
Investments Purchased with Cash Collateral from Securities Lending	-	4,728,868	-
Total Investments in Securities	$-	$661,816,181	$-
Other Financial Instruments(a):
Variation Margin Receivable	47	-	-
Total Assets	$47	$661,816,181	$-
Liabilities
Other Financial Instruments(a):
Variation Margin Payable	$1,492	$-	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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